Share-based Plans - Stock Options Other Disclosure (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Share-based payment transaction
Proceeds from exercise of stock options	€ 20,153	€ 6,511	€ 12,653
Stock Options
Share-based payment transaction
Proceeds from exercise of stock options	20,427	6,367	12,445
Intrinsic value of stock options exercised	€ 1,665	€ 2,056	€ 4,402